Annual Operating Expenses {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-11 - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
	Dec. 30, 2020
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.41%
Total annual operating expenses	1.24%	[1]

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.